Financial Risks - Schedule of Interest Rate Risk (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
3-month US LIBOR [member]
Disclosure of interest rates [line items]
Interest rate	0.21%	0.24%	1.91%	2.81%	1.69%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	(0.57%)	(0.55%)	(0.38%)	(0.31%)	(0.33%)
10-year US treasury [member]
Disclosure of interest rates [line items]
Interest rate	1.78%	0.91%	1.91%	2.69%	2.41%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	(0.03%)	(0.48%)	(0.06%)	0.39%	0.53%